Debt, Lease Liabilities and Other Notes Payable - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2019 MXN ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Jan. 01, 2019 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Lease liabilities			$ 9,292,351	$ 9,363,520
Other Notes Payable				1,324,063
Repayment of Mexican peso debt			492,489	989,156	$ 307,489
Notional amount			123,877,278
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Debt, lease liabilities and other notes payable outstanding
Lease liabilities			728,500	699,066
IFRS 16
Debt, lease liabilities and other notes payable outstanding
Lease liabilities			4,745,292	4,745,292	4,641,705	$ 10,115,256
Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Term of borrowings	5 years
Notional amount	$ 10,000,000
Borrowings, interest rate basis	TIIE
Syndicate of Banks | Minimum
Debt, lease liabilities and other notes payable outstanding
Borrowings, adjustment to interest rate basis	1.05%
Syndicate of Banks | Maximum
Debt, lease liabilities and other notes payable outstanding
Borrowings, adjustment to interest rate basis	1.30%
TVI
Debt, lease liabilities and other notes payable outstanding
Other Notes Payable				1,330,000	2,624,375
Interest expense on other notes payable				142,500	249,375
Accumulated accrued interest				136,563	$ 201,874
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Obligated interest rate		7.30%
Capital lease monthly fees (Sky)		$ 3.0
Lease liabilities			$ 3,818,559	$ 4,014,567
Lease term		15 years